Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Property, plant and equipment
Beginning of the year		₨ 141,646
End of the year	$ 3,712	241,694	₨ 141,646
Property, plant and equipment pledged as security		105,669	63,701
Depreciation charge		104,550	64,894	₨ 51,374
Fully depreciated assets written off, gross value		1,875	73,594
Gross
Property, plant and equipment
Beginning of the year		447,358	452,040
Acquisitions through business combinations (refer to Note 43)		56,013
Additions		148,071	83,403
Disposals/adjustment		23,966	85,799
Effects of movements in foreign exchange rates		3,443	(2,286)
End of the year		630,919	447,358	452,040
Depreciation
Property, plant and equipment
Beginning of the year		(305,712)	(325,477)
Charge for the year		104,550	64,894
Disposals/adjustment		(22,889)	(83,424)
Effects of movements in foreign exchange rates		1,852	(1,235)
End of the year		(389,225)	(305,712)	(325,477)
Leasehold improvements
Property, plant and equipment
Beginning of the year		7,336
End of the year		26,058	7,336
Leasehold improvements | Gross
Property, plant and equipment
Beginning of the year		44,460	43,068
Acquisitions through business combinations (refer to Note 43)		30,149
Additions			2,344
Disposals/adjustment		9,645	853
Effects of movements in foreign exchange rates		137	(99)
End of the year		65,101	44,460	43,068
Leasehold improvements | Depreciation
Property, plant and equipment
Beginning of the year		(37,124)	(33,105)
Charge for the year		11,447	4,825
Disposals/adjustment		(9,645)	(726)
Effects of movements in foreign exchange rates		117	(80)
End of the year		(39,043)	(37,124)	(33,105)
Computer and peripherals
Property, plant and equipment
Beginning of the year		67,332
End of the year		118,517	67,332
Computer and peripherals | Gross
Property, plant and equipment
Beginning of the year		256,706	267,673
Acquisitions through business combinations (refer to Note 43)		7,238
Additions		106,805	49,058
Disposals/adjustment		3,198	59,921
Effects of movements in foreign exchange rates		692	(104)
End of the year		368,243	256,706	267,673
Computer and peripherals | Depreciation
Property, plant and equipment
Beginning of the year		(189,374)	(212,321)
Charge for the year		63,351	36,812
Disposals/adjustment		(3,055)	(59,695)
Effects of movements in foreign exchange rates		56	(64)
End of the year		(249,726)	(189,374)	(212,321)
Furniture and fixtures
Property, plant and equipment
Beginning of the year		2,238
End of the year		6,231	2,238
Furniture and fixtures | Gross
Property, plant and equipment
Beginning of the year		11,720	13,808
Acquisitions through business combinations (refer to Note 43)		4,817
Additions		678	691
Disposals/adjustment		41	2,759
Effects of movements in foreign exchange rates		38	(20)
End of the year		17,212	11,720	13,808
Furniture and fixtures | Depreciation
Property, plant and equipment
Beginning of the year		(9,482)	(10,513)
Charge for the year		1,519	1,519
Disposals/adjustment		(41)	(2,536)
Effects of movements in foreign exchange rates		21	(14)
End of the year		(10,981)	(9,482)	(10,513)
Vehicles
Property, plant and equipment
Beginning of the year		55,327
End of the year		73,741	55,327
Proceeds from vehicle loan		25,406	18,312	14,637
Vehicles | Gross
Property, plant and equipment
Beginning of the year		105,063	88,118
Acquisitions through business combinations (refer to Note 43)		5,919
Additions		34,698	28,331
Disposals/adjustment		10,270	9,355
Effects of movements in foreign exchange rates		2,531	(2,031)
End of the year		137,941	105,063	88,118
Vehicles | Depreciation
Property, plant and equipment
Beginning of the year		(49,736)	(41,150)
Charge for the year		22,221	17,401
Disposals/adjustment		(9,396)	(7,748)
Effects of movements in foreign exchange rates		1,639	(1,067)
End of the year		(64,200)	(49,736)	(41,150)
Vehicles held under finance lease
Property, plant and equipment
Property, plant and equipment pledged as security		11,186	15,382
Depreciation charge		5,319	4,956
Vehicles held under finance lease | Gross
Property, plant and equipment
Property, plant and equipment pledged as security		37,222	34,692
Vehicles held under finance lease | Depreciation
Property, plant and equipment
Property, plant and equipment pledged as security		(26,037)	(19,310)
Vehicles held under vehicle loan
Property, plant and equipment
Property, plant and equipment pledged as security		60,899	39,945
Depreciation charge		15,276	10,130
Vehicles held under vehicle loan | Gross
Property, plant and equipment
Property, plant and equipment pledged as security		92,515	59,715
Vehicles held under vehicle loan | Depreciation
Property, plant and equipment
Property, plant and equipment pledged as security		(31,651)	(19,770)
Office equipment
Property, plant and equipment
Beginning of the year		9,413
End of the year		17,147	9,413
Office equipment | Gross
Property, plant and equipment
Beginning of the year		29,409	39,373
Acquisitions through business combinations (refer to Note 43)		7,890
Additions		5,890	2,979
Disposals/adjustment		812	12,911
Effects of movements in foreign exchange rates		45	(32)
End of the year		42,422	29,409	39,373
Office equipment | Depreciation
Property, plant and equipment
Beginning of the year		(19,996)	(28,388)
Charge for the year		6,012	4,337
Disposals/adjustment		(752)	(12,719)
Effects of movements in foreign exchange rates		19	(10)
End of the year		₨ (25,275)	₨ (19,996)	₨ (28,388)